COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	$ 5,535	$ 5,416
Depreciation expense	1,915	2,043
Royalty expense	472	433
Community relations	39	40
Cost of sales	7,961	7,932
Inventory write-down	48	68
Employee benefits expense	1,664	1,579
Gold
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	5,146	5,015
Depreciation expense	1,641	1,756
Royalty expense	405	371
Community relations	34	36
Cost of sales	7,226	7,178
Copper
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	389	401
Depreciation expense	245	259
Royalty expense	67	62
Community relations	5	4
Cost of sales	706	726
Other
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	0	0
Depreciation expense	29	28
Royalty expense	0	0
Community relations	0	0
Cost of sales	$ 29	$ 28